Shareholder Fees {- Fidelity Series Emerging Markets Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Series International Funds Series Combo PRO-14 | Fidelity Series Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none